Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Share (Details) - PHOENIX BIOTECH ACQUISITION CORP. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock [Member]
Schedule of Basic and Diluted Net Income Per Share [Line Items]
Allocation of net income	$ (1,641,020)	$ (531,288)
Weighted average shares outstanding	4,224,247	17,896,428
Basic net income per share	$ (0.39)	$ (0.03)
Diluted net income per share	$ (0.39)	$ (0.03)
Class B Common Stock [Member]
Schedule of Basic and Diluted Net Income Per Share [Line Items]
Allocation of net income	$ (895,213)	$ (136,448)
Weighted average shares outstanding	2,304,421	4,596,250
Basic net income per share	$ (0.39)	$ (0.03)
Diluted net income per share	$ (0.39)	$ (0.03)